Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt

	December 31,
($ thousands)	2016	2015

6.250% Senior Secured Notes due 2022	1,472,150	1,468,875
6.500% Senior Secured Notes due 2025	1,085,537	1,084,249
4.750% Senior Secured Notes due 2023	884,917	912,418
4.125% Senior Secured Notes due 2020	730,465	752,212
5.625% Senior Secured Notes due 2020	593,954	592,245
7.500% Senior Secured Notes due 2019	521,894	530,009
6.625% Senior Secured Notes due 2018	521,556	533,915
4.750% Senior Secured Notes due 2020	509,050	520,649
5.500% Senior Secured Notes due 2020	126,294	126,833
5.350% Senior Secured Notes due 2023	61,187	61,303
Senior Secured Notes	6,507,004	6,582,708

Term Loan Facilities due 2019	839,552	866,785
Revolving Credit Facilities due 2021	516,529	834,968
Capital Securities due 2066	—	49,472
Other	—	80
Long-term debt, less current portion	7,863,085	8,334,013

Current portion of long-term debt	77	160
Total Debt	7,863,162	8,334,173

Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet
The principal balance of each debt obligation and a reconciliation to the consolidated balance sheet follows:

	December 31, 2016
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total

6.250% Senior Secured Notes due 2022	1,500,000	(17,804)	—	(10,046)	1,472,150
6.500% Senior Secured Notes due 2025	1,100,000	(14,463)	—	—	1,085,537
4.750% Senior Secured Notes due 2023	895,985	(11,068)	—	—	884,917
4.125% Senior Secured Notes due 2020	737,870	(7,405)	—	—	730,465
5.625% Senior Secured Notes due 2020	600,000	(6,046)	—	—	593,954
7.500% Senior Secured Notes due 2019	500,000	(29)	20,733	1,190	521,894
6.625% Senior Secured Notes due 2018	527,050	(5,494)	—	—	521,556
4.750% Senior Secured Notes due 2020	527,050	(18,000)	—	—	509,050
5.500% Senior Secured Notes due 2020	124,143	—	2,418	(267)	126,294
5.350% Senior Secured Notes due 2023	60,567	—	620	—	61,187
Senior Secured Notes	6,572,665	(80,309)	23,771	(9,123)	6,507,004

Term Loan Facilities due 2019	843,280	(3,728)	—	—	839,552
Revolving Credit Facilities due 2021	540,820	(24,291)	—	—	516,529
Other	77	—	—	—	77
Total Debt	7,956,842	(108,328)	23,771	(9,123)	7,863,162

	December 31, 2015
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total

6.250% Senior Secured Notes due 2022	1,500,000	(20,610)	—	(10,515)	1,468,875
6.500% Senior Secured Notes due 2025	1,100,000	(15,751)	—	—	1,084,249
4.750% Senior Secured Notes due 2023	925,395	(12,977)	—	—	912,418
4.125% Senior Secured Notes due 2020	762,090	(9,878)	—	—	752,212
5.625% Senior Secured Notes due 2020	600,000	(7,755)	—	—	592,245
7.500% Senior Secured Notes due 2019	500,000	—	28,345	1,664	530,009
6.625% Senior Secured Notes due 2018	544,350	(10,435)	—	—	533,915
4.750% Senior Secured Notes due 2020	544,350	(23,701)	—	—	520,649
5.500% Senior Secured Notes due 2020	124,143	—	3,034	(344)	126,833
5.350% Senior Secured Notes due 2023	60,567	—	736	—	61,303
Senior Secured Notes	6,660,895	(101,107)	32,115	(9,195)	6,582,708

Term Loan Facilities due 2019	870,960	(4,175)	—	—	866,785
Revolving Credit Facilities due 2021	855,480	(20,512)	—	—	834,968
Capital Securities due 2066	49,530	(58)	—	—	49,472
Other	240	—	—	—	240
Total Debt	8,437,105	(125,852)	32,115	(9,195)	8,334,173

Summary of Payments Due Under Significant Contractual Commitments
Principal payments for each debt obligation for the next five years and thereafter are as follows:

	Calendar year
($ thousands)	2017	2018	2019	2020	2021	2022 and thereafter	Total

6.250% Senior Secured Notes due 2022	—	—	—	—	—	1,500,000	1,500,000
6.500% Senior Secured Notes due 2025	—	—	—	—	—	1,100,000	1,100,000
4.750% Senior Secured Notes due 2023	—	—	—	—	—	895,985	895,985
4.125% Senior Secured Notes due 2020	—	—	—	737,870	—	—	737,870
5.625% Senior Secured Notes due 2020	—	—	—	600,000	—	—	600,000
7.500% Senior Secured Notes due 2019	—	—	500,000	—	—	—	500,000
6.625% Senior Secured Notes due 2018	—	527,050	—	—	—	—	527,050
4.750% Senior Secured Notes due 2020	—	—	—	527,050	—	—	527,050
5.500% Senior Secured Notes due 2020	—	—	—	124,143	—	—	124,143
5.350% Senior Secured Notes due 2023	—	—	—	—	—	60,567	60,567
Senior Secured Notes	—	527,050	500,000	1,989,063	—	3,556,552	6,572,665

Term Loan Facilities due 2019	—	—	843,280	—	—	—	843,280
Revolving Credit Facilities due 2021	—	—	—	—	540,820	—	540,820
Other	77	—	—	—	—	—	77
Total Principal Payments	77	527,050	1,343,280	1,989,063	540,820	3,556,552	7,956,842

Schedule of Senior Secured Notes
The key terms of the Company's senior secured notes at December 31, 2016, which are rated Ba2 and BB+ by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, are as follows:

Description		Principal (thousands)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
6.250% Senior Secured Notes due 2022		$1,500,000	6.52%	Parent	*	†	+	Semi-annually in arrears
6.500% Senior Secured Notes due 2025		$1,100,000	6.71%	Parent	*	†	+	Semi-annually in arrears
4.750% Senior Secured Notes due 2023		€850,000	4.98%	Parent	*	†	+	Semi-annually in arrears
4.125% Senior Secured Notes due 2020		€700,000	4.47%	Parent	*	†	+	Semi-annually in arrears
5.625% Senior Secured Notes due 2020		$600,000	5.98%	Parent	*	†	+	Semi-annually in arrears
7.500% Senior Secured Notes due 2019		$500,000	5.67%	IGT	**	††	+++	Semi-annually in arrears
6.625% Senior Secured Notes due 2018	[1]	€500,000	7.74%	Parent	*	†	++	Annually in arrears
4.750% Senior Secured Notes due 2020	[1]	€500,000	6.00%	Parent	*	†	++	Annually in arrears
5.500% Senior Secured Notes due 2020		$124,143	4.88%	IGT	**	††	+++	Semi-annually in arrears
5.350% Senior Secured Notes due 2023		$60,567	5.47%	IGT	**	††	+++	Semi-annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†	Ownership interests held by the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

††	Certain intercompany loans with principal balances in excess of $10 million.

+
The Parent may redeem in whole or in part at any time prior to (1) the date which is three months prior to maturity with respect to the notes which are due in 2020 and (2) the date which is six months prior to maturity with respect to the notes which are due in 2022, 2023 and 2025 at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such dates, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of these notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++
The Parent may redeem in whole but not in part at the greater of (1) 100% of their principal amount together with accrued and unpaid interest, or (2) at an amount specified in the terms and conditions of these notes. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest.

+++
IGT may redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of these notes at a price equal to 100% of their principal amount together with accrued and unpaid interest.

[1] Subject to a 1.25% per annum decrease in the event of an upgrade in ratings by Moody’s and S&P.

Schedule of Revolving Credit Facilities
The senior facilities agreement (the “RCF Senior Facilities Agreement”) provides for the following multi-currency revolving credit facilities (the “Revolving Credit Facilities”):

Maximum Borrowing Available (thousands)	Facility	Borrowers
$1,800,000	Revolving Credit Facility A	Parent, IGT and IGT Global Solutions Corporation
€1,050,000	Revolving Credit Facility B	Parent and Lottomatica Holding S.r.l.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit
The following table summarizes the letters of credit outstanding at December 31, 2016 and 2015 and the weighted average annual cost of such letters of credit:

($ thousands)	Letters of Credit Outstanding
	Not under the Revolving Credit Facilities	Under the Revolving Credit Facilities	Total	Weighted Average Annual Cost
December 31, 2016	827,850	—	827,850	0.94%
December 31, 2015	711,365	—	711,365	0.97%